Share capital - History (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2021
History of the share capital
Exercise of subscription rights	€ 1,770,000	€ 6,695,000
Aggregate number of shares after transaction	65,897,071	65,835,511	65,897,071	65,552,721
Aggregate share capital after transaction	€ 356,445,000	€ 356,112,000	€ 356,445,000	€ 354,582,000
Par value per share			€ 5.41
March 18, 2022
History of the share capital
Exercise of subscription rights		€ 517,000
Number of shares issued		96,000
June 20, 2022
History of the share capital
Exercise of subscription rights		€ 434,000
Number of shares issued		80,000
September 27, 2022
History of the share capital
Exercise of subscription rights		€ 579,000
Number of shares issued		107,000
March 20, 2023
History of the share capital
Exercise of subscription rights	€ 333,000
Number of shares issued	62,000